Contingencies (Details Narrative 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Contingencies Details Narrative 2
Total rent and related expenses under operating leases	$ 142,084	$ 178,846	$ 317,282	$ 337,329